Consolidated and Combined Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 296	$ 282
Marketable securities	9	25
Receivables, less allowances of $2 and $1, respectively	12	406
Prepaid expenses and other assets	13	10
Deferred customer acquisition costs		18
Total Current Assets	330	741
Other Assets:
Property and equipment, net	47	31
Goodwill	476	476
Intangible assets, net	158	165
Long-term marketable securities		2
Deferred customer acquisition costs	21
Other assets	10	1
Total Assets	1,041	1,416
Current Liabilities:
Accounts payable	41	33
Accrued liabilities:
Payroll and related expenses	10	15
Home service plan claims	67	57
Interest payable	9
Other	26	19
Deferred revenue	185	573
Current portion of long-term debt	7	9
Total Current Liabilities	345	705
Long-Term Debt	977
Other Long-Term Liabilities:
Deferred taxes	39	38
Other long-term obligations	24	11
Total Other Long-Term Liabilities	63	49
Equity:
Net Parent Investment		661
Common stock, $.01 par value; 2,000,000,000 shares authorized; 84,545,152 shares issued and outstanding at December 31, 2018	1
Additional paid-in capital	1
Accumulated deficit	(336)
Accumulated other comprehensive loss	(9)
Total (Deficit) Equity	(344)	661
Total Liabilities and Equity	$ 1,041	$ 1,416